Fair Value Measurements - Fair Value Measurements of Assets and Liabilities (Details) - USD ($) $ in Millions	Jul. 01, 2017	Jul. 02, 2016
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 760.0	$ 197.9
Contingent earnout obligation	0.0	0.0
Level 1 | Inventory-related Instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0.0	0.0
Derivative liability	0.0	0.0
Level 1 | Intercompany Loan Hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0.0	0.0
Derivative liability	0.0	0.0
Level 1 | Short-term Investments | Time Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0.0	0.0
Level 1 | Short-term Investments | Commercial Paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0.0	0.0
Level 1 | Short-term Investments | Government Securities - U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	130.4	119.9
Level 1 | Short-term Investments | Corporate debt securities - U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0.0	0.0
Level 1 | Short-term Investments | Corporate debt securities - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0.0	0.0
Level 1 | Short-term Investments | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0.0	0.0
Level 1 | Long-term Investments | Corporate debt securities - U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0.0	0.0
Level 1 | Long-term Investments | Corporate debt securities - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0.0	0.0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	226.0	0.4
Contingent earnout obligation	0.0	0.0
Level 2 | Inventory-related Instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	3.5	0.2
Derivative liability	1.0	11.0
Level 2 | Intercompany Loan Hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0.0	0.4
Derivative liability	0.7	0.1
Level 2 | Short-term Investments | Time Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0.6	0.6
Level 2 | Short-term Investments | Commercial Paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	68.8	54.8
Level 2 | Short-term Investments | Government Securities - U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0.0	11.8
Level 2 | Short-term Investments | Corporate debt securities - U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	116.2	161.4
Level 2 | Short-term Investments | Corporate debt securities - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	92.6	111.5
Level 2 | Short-term Investments | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	2.1	0.4
Level 2 | Long-term Investments | Corporate debt securities - U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	46.9	64.2
Level 2 | Long-term Investments | Corporate debt securities - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	28.2	33.9
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0.0	0.0
Contingent earnout obligation	0.0	28.4
Level 3 | Inventory-related Instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0.0	0.0
Derivative liability	0.0	0.0
Level 3 | Intercompany Loan Hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0.0	0.0
Derivative liability	0.0	0.0
Level 3 | Short-term Investments | Time Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0.0	0.0
Level 3 | Short-term Investments | Commercial Paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0.0	0.0
Level 3 | Short-term Investments | Government Securities - U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0.0	0.0
Level 3 | Short-term Investments | Corporate debt securities - U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0.0	0.0
Level 3 | Short-term Investments | Corporate debt securities - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0.0	0.0
Level 3 | Short-term Investments | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0.0	0.0
Level 3 | Long-term Investments | Corporate debt securities - U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0.0	0.0
Level 3 | Long-term Investments | Corporate debt securities - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 0.0	$ 0.0